Convertible notes payable (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 20, 2025 CNY (¥)	May 25, 2025 CNY (¥)	May 16, 2025 CNY (¥)	May 06, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Convertible Notes Payable
Convertible notes payable	$ (0)		¥ 0					¥ 149,090,866
Convertible payable issued	148,662,239	¥ 1,064,213,504
Converted to shares	$ 169,489,058	¥ 1,213,304,370
Aggregate principal amount					¥ 10,000,000	¥ 80,000,000	¥ 36,000,000
Aggregate issue amount						¥ 20,000,000	¥ 2,880,000
Convertible note principal amount				¥ 35,000,000
Convertible notes payable				¥ 32,200,000